36. Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Earnings (Losses) Per Share
36.6.	Earnings per share

		2020			2019				2018
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	651	490	1,141	5,791	4,360	10,151	4,093	3,080	7,173
Continuing operations	651	490	1,141	4,370	3,290	7,660	3,750	2,822	6,572
Discontinued operations	−	−	−	1,421	1,070	2,491	343	258	601
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.09	0.09	0.09	0.78	0.78	0.78	0.55	0.55	0.55
Continuing operations	0.09	0.09	0.09	0.59	0.59	0.59	0.50	0.50	0.50
Discontinued operations	−	−	−	0.19	0.19	0.19	0.05	0.05	0.05
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	0.18	0.18	0.18	1.56	1.56	1.56	1.10	1.10	1.10
Continuing operations	0.18	0.18	0.18	1.17	1.17	1.17	1.00	1.00	1.00
Discontinued operations	−	−	−	0.39	0.39	0.39	0.10	0.10	0.10
(*) Petrobras' ADSs are equivalent to two shares.